Document and Entity Information	0 Months Ended
Oct. 05, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 5, 2012
Registrant Name	Dominion Funds Inc
Central Index Key	0000889392
Amendment Flag	false
Document Creation Date	Oct 5, 2012
Document Effective Date	Oct 9, 2012
Prospectus Date	May 1, 2012

Fairfax Gold and Precious Metals Fund
Fairfax Gold and Precious Metals Fund
Investment Objective:
The Fund’s investment objective is capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Fairfax Gold and Precious Metals Fund
Maximum Sales Charge (Load) Imposed on Purchases		none
Maximum Deferred Sales Charge (Load)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)		none
Redemption Fee	[1]	none
Exchange Fee		none
[1]	The Transfer Agent charges a fee (currently $15) for each wire payment for shares redeemed, and a service charge(currently $20) for redemption proceeds sent by overnight courier.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Fairfax Gold and Precious Metals Fund
Investment Management Fees		1.00%
Distribution (12b-l) Fees		0.40%
Other Expenses	[1]	0.57%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.99%
[1]	Estimated for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Expense Agreement will remain in effect only through May 1, 2013 so Fund expenses thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Fairfax Gold and Precious Metals Fund	202	624

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund:

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity and equity-related securities of companies that are principally engaged in the mining, fabrication, processing or distribution of gold, silver, platinum, palladium and other precious metals or in the development of such precious metals mines. The Fund expects to invest principally in junior and mid-tier mining companies with mines in production. Up to 20% of the Fund’s net assets may be invested in companies developing gold, silver, platinum, palladium or other precious metals mines that have no current production from mining operations and no immediate source of cash flow. The Fund may invest in gold, silver, platinum, palladium and other precious metals through equity or equity-related securities, such as exchange traded funds ("ETFs"), which represent interests in, or relate to, gold, silver, platinum, palladium or other precious metals and which management believes have the potential for capital appreciation. The Fund may purchase securities issued by companies of any size or market capitalization. The Fund concentrates its investments in the gold and precious metals industries because it invests more than 25% of its assets in these industries, under normal circumstances. The Fund may invest in the following type of equity securities: common stock, preferred stock, rights and warrants, American depositary receipts ("ADRs") and Global depositary receipts ("GDRs") of companies listed on any of the U.S. stock exchanges and the stock exchanges of other countries. The Fund may invest in equity securities that are private placements and initial public offerings.

The Fund may invest in derivative investments, which the Fund defines as short ETFs (commonly known as inverse funds) or leveraged ETFs.  The Fund uses leveraged ETFs to increase the Fund’s overall market exposure to gold, silver, platinum, palladium or other precious metals, including following cash inflows from new investments. The Fund uses short ETFs to hedge the risks of existing stock positions in the Fund’s portfolio. The ETF’s in which the Fund will invest will invest substantially in gold, silver, platinum, palladium of other precious metals.  Investments by the Fund in equity and equity-related securities are expected principally to be made in companies with operations in the United States, Canada or Australia. However, the Fund may invest in equity and equity-related securities of companies operating anywhere in the world, in both developed and emerging markets.

The Fund intends to invest primarily in the securities of junior and mid-tier mining companies, which will typically have a market capitalization in the range from $100 million to $5 billion. Companies in which the Fund typically invests will have a strong resource base, with a substantial amount of gold, silver, platinum, palladium or other precious metals that have been assessed in accordance with industry standards. The Fund will seek to invest in the securities of companies that have little or no history or likelihood of serious environmental problems and a strong balance sheet, preferably with little or no debt. Companies with currently operating mines in which the Fund invests will not generally have hedged future production to any material extent and the companies will generally have strong cash flow compared with other companies of a similar market capitalization mining the same type of precious metals. The companies in which the Fund invests will typically operate mines or develop mines with a reasonably long forecast lifespan and potential for further discoveries of gold, silver, platinum, palladium or other precious metals. While the Fund intends to invest primarily in junior and mid-tier mining companies, the Fund will also be allowed to invest in larger-cap mining companies, with market capitalizations over $5 billion.

Principal Risks of Investing in the Fund:

 You could lose money on your investment in the Fund.  As with any fund, there can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time. The Fund is best suited for people who want to grow their capital over the long term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

Gold and Precious Metals Risk.  The Fund’s investments are concentrated in gold and other precious metals (including silver, platinum, palladium and other precious metals) operating companies. By concentrating in the industries in a single sector, the Fund carries a much greater risk of adverse developments than a fund that invests in companies from a wide variety of industries. The price of gold and precious metals operating companies is strongly affected by the price of gold or other precious metals such as platinum, palladium and silver, as well as by certain costs and business and operational risks directly associated with their operations. These prices may be volatile, fluctuating substantially over short periods of time. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold and other precious metals may be adversely affected, which in turn could affect the Fund’s returns. In addition, some gold and precious metals mining companies have hedged their exposure to falls in the price of gold or precious metals by selling forward future production, which could limit the company’s benefit from future rises in the price of gold or precious metals.  Mining operations have varying expected life spans and those with a short expected life span may experience more stock price volatility. Companies developing precious metals mines may present greater risks than companies with mines in production.  Also investments in mining and in metals entail the risk that the Fund’s investments might not qualify as a "regulated investment company" under the Internal Revenue Code, and its income and capital gains might become subject to federal income taxes, reducing returns to shareholders.

Junior and Mid-Tier Mining Companies Risk.  Securities of junior and mid-tier mining companies are often more speculative in nature, and tend to be less liquid and more volatile in price than securities of larger mining companies.

Equity Securities Risk.  Equity securities and stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, interest rate fluctuations or economic developments.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market Risk and Selection Risk.  Market risk is the risk that prices of securities in which the Fund invests may go down in value due to risks associated with investments in the stock markets.  Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds.

ETFs Risk.  The Fund may invest in ETFs, including short or leveraged ETFs. The Fund may invest in ETFs that represent interests in or relate to gold, silver, platinum, palladium or other precious metals.  The price of an ETF can fluctuate up and down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. Gold and other precious metal ETFs trade like a stock on an exchange and are intended to track the price of the precious metal to which the ETF relates.

Derivatives Risk.  The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.  Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will default and not fulfill its contractual obligation.  The Fund may invest in leveraged ETFs that use financial derivatives and debt to amplify the returns of an underlying index.  Holding a leveraged ETF longer than a day, especially when the index has large ups and downs, can lead to unexpectedly negative results because of daily rebalancing of the ETF.

Foreign Securities Risk.  Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks that may not be present in U.S. investments that can increase the chances that the Fund will lose money. These risks include foreign economy risk, currency risk, governmental supervision and regulation/accounting risk, risks of holding funds outside of the United States, and settlement risk.

Foreign Economy Risk.  The Fund may be susceptible to risk of loss in the event of adverse political, economic or diplomatic developments in foreign countries. To the extent that the Fund invests in securities of companies located in Canada and Australia, the Fund’s securities may go up or down in value depending on changes in the stock markets in these countries, on the relative exchange rates of their currencies, political and economic developments in these countries, and laws relating to investments in Canada and Australia.

Currency Risk.  Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Governmental Supervision and Regulation/Accounting Standard Risks.  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws.

Holding Fund Assets Outside the United States Risk.  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk.  Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

Emerging Markets Risk.  The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. The Fund is not limited in the amount of assets that it may invest in emerging market securities; therefore, the Fund is at a greater risk of loss due to the risks involved in investing in emerging market countries if the Fund invests a significant portion of its assets in such countries.

Small Cap and Emerging Growth Securities Risk.  Small cap or emerging growth companies may have limited production or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.  Historically, small cap or emerging growth company securities have been more volatile in price than larger company securities, especially over the short term.

Rights and Warrants Risk.  Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with prices of the underlying securities and, therefore, may be considered speculative investments. If a warrant held by the Fund were not exercised by the date of its expiration, the Fund would incur a loss in the amount of the cost of the warrant. Rights are similar to warrants but are distributed directly by the issuer to its shareholders and normally have a short duration.

Restricted and Illiquid Security Risk.The Fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer or that may be illiquid. The Fund may invest up to 15% of its net assets in illiquid securities.  These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the Fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the Fund could liquidate the security.

Initial Public Offerings Risk.  The Fund may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time.

Industry Concentration Risk.  By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Fluctuations in the price of gold, silver, platinum, palladium and other precious metals often dramatically affect the profitability of companies in the precious metals industry. Because the Fund concentrates in the gold, silver, platinum, palladium and other precious metals industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities in such industries.

Performance:

 Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fairfax Gold and Precious Metals Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	The Transfer Agent charges a fee (currently $15) for each wire payment for shares redeemed, and a service charge (currently $20) for redemption proceeds sent by overnight courier.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Expense Agreement will remain in effect only through May 1, 2013 so Fund expenses thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity and equity-related securities of companies that are principally engaged in the mining, fabrication, processing or distribution of gold, silver, platinum, palladium and other precious metals or in the development of such precious metals mines. The Fund expects to invest principally in junior and mid-tier mining companies with mines in production. Up to 20% of the Fund’s net assets may be invested in companies developing gold, silver, platinum, palladium or other precious metals mines that have no current production from mining operations and no immediate source of cash flow. The Fund may invest in gold, silver, platinum, palladium and other precious metals through equity or equity-related securities, such as exchange traded funds ("ETFs"), which represent interests in, or relate to, gold, silver, platinum, palladium or other precious metals and which management believes have the potential for capital appreciation. The Fund may purchase securities issued by companies of any size or market capitalization. The Fund concentrates its investments in the gold and precious metals industries because it invests more than 25% of its assets in these industries, under normal circumstances. The Fund may invest in the following type of equity securities: common stock, preferred stock, rights and warrants, American depositary receipts ("ADRs") and Global depositary receipts ("GDRs") of companies listed on any of the U.S. stock exchanges and the stock exchanges of other countries. The Fund may invest in equity securities that are private placements and initial public offerings.

The Fund may invest in derivative investments, which the Fund defines as short ETFs (commonly known as inverse funds) or leveraged ETFs.  The Fund uses leveraged ETFs to increase the Fund’s overall market exposure to gold, silver, platinum, palladium or other precious metals, including following cash inflows from new investments. The Fund uses short ETFs to hedge the risks of existing stock positions in the Fund’s portfolio. The ETF’s in which the Fund will invest will invest substantially in gold, silver, platinum, palladium of other precious metals.  Investments by the Fund in equity and equity-related securities are expected principally to be made in companies with operations in the United States, Canada or Australia. However, the Fund may invest in equity and equity-related securities of companies operating anywhere in the world, in both developed and emerging markets.

The Fund intends to invest primarily in the securities of junior and mid-tier mining companies, which will typically have a market capitalization in the range from $100 million to $5 billion. Companies in which the Fund typically invests will have a strong resource base, with a substantial amount of gold, silver, platinum, palladium or other precious metals that have been assessed in accordance with industry standards. The Fund will seek to invest in the securities of companies that have little or no history or likelihood of serious environmental problems and a strong balance sheet, preferably with little or no debt. Companies with currently operating mines in which the Fund invests will not generally have hedged future production to any material extent and the companies will generally have strong cash flow compared with other companies of a similar market capitalization mining the same type of precious metals. The companies in which the Fund invests will typically operate mines or develop mines with a reasonably long forecast lifespan and potential for further discoveries of gold, silver, platinum, palladium or other precious metals. While the Fund intends to invest primarily in junior and mid-tier mining companies, the Fund will also be allowed to invest in larger-cap mining companies, with market capitalizations over $5 billion.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments in the gold and precious metals industries because it invests more than 25% of its assets in these industries, under normal circumstances.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 You could lose money on your investment in the Fund.  As with any fund, there can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time. The Fund is best suited for people who want to grow their capital over the long term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

Gold and Precious Metals Risk.  The Fund’s investments are concentrated in gold and other precious metals (including silver, platinum, palladium and other precious metals) operating companies. By concentrating in the industries in a single sector, the Fund carries a much greater risk of adverse developments than a fund that invests in companies from a wide variety of industries. The price of gold and precious metals operating companies is strongly affected by the price of gold or other precious metals such as platinum, palladium and silver, as well as by certain costs and business and operational risks directly associated with their operations. These prices may be volatile, fluctuating substantially over short periods of time. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold and other precious metals may be adversely affected, which in turn could affect the Fund’s returns. In addition, some gold and precious metals mining companies have hedged their exposure to falls in the price of gold or precious metals by selling forward future production, which could limit the company’s benefit from future rises in the price of gold or precious metals.  Mining operations have varying expected life spans and those with a short expected life span may experience more stock price volatility. Companies developing precious metals mines may present greater risks than companies with mines in production.  Also investments in mining and in metals entail the risk that the Fund’s investments might not qualify as a "regulated investment company" under the Internal Revenue Code, and its income and capital gains might become subject to federal income taxes, reducing returns to shareholders.

Junior and Mid-Tier Mining Companies Risk.  Securities of junior and mid-tier mining companies are often more speculative in nature, and tend to be less liquid and more volatile in price than securities of larger mining companies.

Equity Securities Risk.  Equity securities and stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, interest rate fluctuations or economic developments.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market Risk and Selection Risk.  Market risk is the risk that prices of securities in which the Fund invests may go down in value due to risks associated with investments in the stock markets.  Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds.

ETFs Risk.  The Fund may invest in ETFs, including short or leveraged ETFs. The Fund may invest in ETFs that represent interests in or relate to gold, silver, platinum, palladium or other precious metals.  The price of an ETF can fluctuate up and down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. Gold and other precious metal ETFs trade like a stock on an exchange and are intended to track the price of the precious metal to which the ETF relates.

Derivatives Risk.  The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.  Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will default and not fulfill its contractual obligation.  The Fund may invest in leveraged ETFs that use financial derivatives and debt to amplify the returns of an underlying index.  Holding a leveraged ETF longer than a day, especially when the index has large ups and downs, can lead to unexpectedly negative results because of daily rebalancing of the ETF.

Foreign Securities Risk.  Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks that may not be present in U.S. investments that can increase the chances that the Fund will lose money. These risks include foreign economy risk, currency risk, governmental supervision and regulation/accounting risk, risks of holding funds outside of the United States, and settlement risk.

Foreign Economy Risk.  The Fund may be susceptible to risk of loss in the event of adverse political, economic or diplomatic developments in foreign countries. To the extent that the Fund invests in securities of companies located in Canada and Australia, the Fund’s securities may go up or down in value depending on changes in the stock markets in these countries, on the relative exchange rates of their currencies, political and economic developments in these countries, and laws relating to investments in Canada and Australia.

Currency Risk.  Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Governmental Supervision and Regulation/Accounting Standard Risks.  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws.

Holding Fund Assets Outside the United States Risk.  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk.  Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

Emerging Markets Risk.  The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. The Fund is not limited in the amount of assets that it may invest in emerging market securities; therefore, the Fund is at a greater risk of loss due to the risks involved in investing in emerging market countries if the Fund invests a significant portion of its assets in such countries.

Small Cap and Emerging Growth Securities Risk.  Small cap or emerging growth companies may have limited production or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.  Historically, small cap or emerging growth company securities have been more volatile in price than larger company securities, especially over the short term.

Rights and Warrants Risk.  Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with prices of the underlying securities and, therefore, may be considered speculative investments. If a warrant held by the Fund were not exercised by the date of its expiration, the Fund would incur a loss in the amount of the cost of the warrant. Rights are similar to warrants but are distributed directly by the issuer to its shareholders and normally have a short duration.

Restricted and Illiquid Security Risk.The Fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer or that may be illiquid. The Fund may invest up to 15% of its net assets in illiquid securities.  These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the Fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the Fund could liquidate the security.

Initial Public Offerings Risk.  The Fund may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time.

Industry Concentration Risk.  By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Fluctuations in the price of gold, silver, platinum, palladium and other precious metals often dramatically affect the profitability of companies in the precious metals industry. Because the Fund concentrates in the gold, silver, platinum, palladium and other precious metals industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities in such industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here.
Fairfax Gold and Precious Metals Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Investment Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624

[1]	The Transfer Agent charges a fee (currently $15) for each wire payment for shares redeemed, and a service charge(currently $20) for redemption proceeds sent by overnight courier.
[2]	Estimated for the current fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012